Summary of Significant Accounting Policies (Details) - Schedule of Estimated Annual Deprecation Rate	6 Months Ended
Sep. 30, 2024 USD ($)
Office equipment [Member]
Schedule of Estimated Annual Deprecation Rate [Line Items]
Depreciation rate	3 years
Estimated residual value
Leasehold improvements [Member]
Schedule of Estimated Annual Deprecation Rate [Line Items]
Depreciation rate	Shorter of lease term or 3 years
Estimated residual value